Credit risk - Macroeconomic variables used in the calculation of ECL (Details)	Jun. 30, 2025	Dec. 31, 2024
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	34.40%	32.50%
Baseline | GDP | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	1.00%
Baseline | GDP | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.70%
Baseline | GDP | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.40%
Baseline | GDP | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	2.00%
Baseline | GDP | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.50%
Baseline | GDP | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Baseline | GDP | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.60%
Baseline | GDP | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Baseline | GDP | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.50%
Baseline | GDP | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Baseline | Unemployment | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.30%
Baseline | Unemployment | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.10%
Baseline | Unemployment | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.40%
Baseline | Unemployment | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.30%
Baseline | Unemployment | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.50%
Baseline | Unemployment | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.20%
Baseline | Unemployment | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.40%
Baseline | Unemployment | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.20%
Baseline | Unemployment | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.40%
Baseline | Unemployment | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.20%
Baseline | HPI | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.80%
Baseline | HPI | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	6.50%
Baseline | HPI | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.30%
Baseline | HPI | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.60%
Baseline | HPI | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	1.60%
Baseline | HPI | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.70%
Baseline | HPI | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.50%
Baseline | HPI | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	3.00%
Baseline | HPI | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.00%
Baseline | HPI | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	3.00%
Baseline | Bank rate | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Baseline | Bank rate | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.30%
Baseline | Bank rate | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.00%
Baseline | Bank rate | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.00%
Baseline | Bank rate | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Baseline | Federal funds rate | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Baseline | Federal funds rate | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.10%
Baseline | Federal funds rate | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.00%
Baseline | Federal funds rate | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | Federal funds rate | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.60%
Downside 2 | GDP | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	1.00%
Downside 2 | GDP | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	2.70%
Downside 2 | GDP | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(2.30%)
Downside 2 | GDP | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.70%)	(1.30%)
Downside 2 | GDP | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	(1.30%)
Downside 2 | GDP | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	(1.30%)
Downside 2 | GDP | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.60%
Downside 2 | GDP | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.30%
Downside 2 | GDP | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	2.30%
Downside 2 | GDP | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.90%
Downside 2 | Unemployment | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.30%
Downside 2 | Unemployment | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.10%
Downside 2 | Unemployment | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	6.20%
Downside 2 | Unemployment | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	5.80%
Downside 2 | Unemployment | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	8.10%
Downside 2 | Unemployment | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.80%	7.20%
Downside 2 | Unemployment | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	6.60%
Downside 2 | Unemployment | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	6.20%
Downside 2 | Unemployment | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.50%
Downside 2 | Unemployment | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.50%
Downside 2 | HPI | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(9.40%)	2.80%
Downside 2 | HPI | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	6.50%
Downside 2 | HPI | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(20.60%)	(24.80%)
Downside 2 | HPI | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.60%)	(8.00%)
Downside 2 | HPI | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	(5.20%)
Downside 2 | HPI | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	(0.70%)
Downside 2 | HPI | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.10%	10.00%
Downside 2 | HPI | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.10%	5.20%
Downside 2 | HPI | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.00%	14.60%
Downside 2 | HPI | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.00%
Downside 2 | Bank rate | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	5.10%
Downside 2 | Bank rate | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	3.50%
Downside 2 | Bank rate | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	1.70%
Downside 2 | Bank rate | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.60%
Downside 2 | Bank rate | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.10%
Downside 2 | Federal funds rate | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.10%
Downside 2 | Federal funds rate | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	2.50%
Downside 2 | Federal funds rate | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	0.60%
Downside 2 | Federal funds rate | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.80%
Downside 2 | Federal funds rate | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.50%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.20%	14.70%
Downside 1 | GDP | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	1.00%
Downside 1 | GDP | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	2.70%
Downside 1 | GDP | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	(0.50%)
Downside 1 | GDP | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	0.30%
Downside 1 | GDP | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.10%
Downside 1 | GDP | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.40%
Downside 1 | GDP | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.10%
Downside 1 | GDP | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.70%
Downside 1 | GDP | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.90%
Downside 1 | GDP | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.40%
Downside 1 | Unemployment | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.30%
Downside 1 | Unemployment | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.10%
Downside 1 | Unemployment | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.30%
Downside 1 | Unemployment | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	5.10%
Downside 1 | Unemployment | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	6.30%
Downside 1 | Unemployment | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.70%
Downside 1 | Unemployment | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.50%
Downside 1 | Unemployment | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.20%
Downside 1 | Unemployment | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.00%
Downside 1 | Unemployment | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	4.90%
Downside 1 | HPI | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.70%)	2.80%
Downside 1 | HPI | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	6.50%
Downside 1 | HPI | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(9.60%)	(11.60%)
Downside 1 | HPI | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.40%)	(2.70%)
Downside 1 | HPI | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	(1.80%)
Downside 1 | HPI | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	1.00%
Downside 1 | HPI | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.70%	7.20%
Downside 1 | HPI | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	4.10%
Downside 1 | HPI | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	8.70%
Downside 1 | HPI | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Downside 1 | Bank rate | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Downside 1 | Bank rate | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.90%
Downside 1 | Bank rate | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.90%
Downside 1 | Bank rate | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.30%
Downside 1 | Bank rate | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Downside 1 | Federal funds rate | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Downside 1 | Federal funds rate | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.40%
Downside 1 | Federal funds rate | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.30%
Downside 1 | Federal funds rate | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.30%
Downside 1 | Federal funds rate | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.70%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.50%	17.40%
Upside 2 | GDP | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.00%
Upside 2 | GDP | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.70%
Upside 2 | GDP | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.00%
Upside 2 | GDP | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.80%
Upside 2 | GDP | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.70%
Upside 2 | GDP | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.10%
Upside 2 | GDP | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.90%
Upside 2 | GDP | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | GDP | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 2 | GDP | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | Unemployment | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.30%
Upside 2 | Unemployment | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.10%
Upside 2 | Unemployment | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.80%
Upside 2 | Unemployment | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 2 | Unemployment | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.40%
Upside 2 | Unemployment | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | Unemployment | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.50%
Upside 2 | Unemployment | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | Unemployment | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.50%
Upside 2 | Unemployment | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | HPI | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.80%
Upside 2 | HPI | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.50%
Upside 2 | HPI | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.20%	11.90%
Upside 2 | HPI | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	6.20%
Upside 2 | HPI | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	8.40%
Upside 2 | HPI | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	4.70%
Upside 2 | HPI | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	5.10%
Upside 2 | HPI | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.80%
Upside 2 | HPI | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.10%
Upside 2 | HPI | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.90%
Upside 2 | Bank rate | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Upside 2 | Bank rate | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.90%
Upside 2 | Bank rate | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.90%
Upside 2 | Bank rate | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.80%
Upside 2 | Bank rate | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.80%
Upside 2 | Federal funds rate | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Upside 2 | Federal funds rate | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.70%
Upside 2 | Federal funds rate | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.30%
Upside 2 | Federal funds rate | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.10%
Upside 2 | Federal funds rate | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.40%	26.80%
Upside 1 | GDP | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	1.00%
Upside 1 | GDP | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.70%
Upside 1 | GDP | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.20%
Upside 1 | GDP | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 1 | GDP | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.60%
Upside 1 | GDP | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.60%
Upside 1 | GDP | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.20%
Upside 1 | GDP | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | GDP | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Upside 1 | GDP | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | Unemployment | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.30%
Upside 1 | Unemployment | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.10%
Upside 1 | Unemployment | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.10%
Upside 1 | Unemployment | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.00%
Upside 1 | Unemployment | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.00%
Upside 1 | Unemployment | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | Unemployment | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.00%
Upside 1 | Unemployment | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | Unemployment | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.00%
Upside 1 | Unemployment | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | HPI | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	2.80%
Upside 1 | HPI | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	6.50%
Upside 1 | HPI | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.10%	7.60%
Upside 1 | HPI | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	4.40%
Upside 1 | HPI | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.90%
Upside 1 | HPI | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 1 | HPI | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	4.80%
Upside 1 | HPI | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.90%
Upside 1 | HPI | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 1 | HPI | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.90%
Upside 1 | Bank rate | Not later than one year | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Upside 1 | Bank rate | Later than one year and not later than two years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.10%
Upside 1 | Bank rate | Later than two years and not later than three years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.50%
Upside 1 | Bank rate | Later than three years and not later than four years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.40%
Upside 1 | Bank rate | Later than four years and not later than five years | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 1 | Federal funds rate | Not later than one year | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Upside 1 | Federal funds rate | Later than one year and not later than two years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.00%
Upside 1 | Federal funds rate | Later than two years and not later than three years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.80%
Upside 1 | Federal funds rate | Later than three years and not later than four years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 1 | Federal funds rate | Later than four years and not later than five years | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%